ENTITY-WIDE DISCLOSURE (Schedule Of Changes In Contract Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Balance as of January 1		$ 17,757	$ 16,556
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period		12,498	14,987
Revenue recognized that was included in the contract liability balance at the beginning of the period		(15,566)	(13,786)
Balance as of December 31		14,689	17,757
Contract liability presented in non-current liabilities	[1]	3,766	3,959
Contract liabilities		$ 10,923	$ 13,798

[1]	As of December 31, 2022, noncurrent deferred revenue is estimated to be recognized as following: 83% in year 2024 and the rest in year 2025-2026.